Long-term investments (Tables)	12 Months Ended
May 31, 2020
Long-term investments
Disclosure of investment entities [text block]

	Cost May 31, 2019	Fair value May 31, 2019	Investment	Divesture/ Transfer	Subtotal May 31, 2020	Change in fair value	Fair value May 31, 2020
Level 1 on fair value hierarchy
Tetra Bio-Pharma Inc.	19,057	17,216	—	—	17,216	(11,432)	5,784
National Access Cannabis Corp.	11,574	7,147	—	(7,147)	—	—	—
Aleafia Health Inc.	10,000	8,445	—	—	8,445	(5,125)	3,320
Rapid Dose Therapeutics Inc.	5,400	5,832	—	(228)	5,604	(3,874)	1,730
Fire & Flower Inc.	3,416	2,823	10,979	(13,413)	389	(152)	237
High Tide Inc.	450	340	—	—	340	(175)	165
Althea Group Holdings Ltd.	—	—	—	2,206	2,206	2,060	4,266

	49,897	41,803	10,979	(18,582)	34,200	(18,698)	15,502

Level 3 on fair value hierarchy
Resolve Digital Health Inc.	718	1,100	—	—	1,100	(1,100)	—
Resolve Digital Health Inc.	282	282	—	—	282	(282)	—
Green Acre Capital Fund I	2,000	4,290	—	—	4,290	(1,917)	2,373
Weekend Holdings Corp.	1,890	5,334	—	—	5,334	(3,955)	1,379
IBBZ Krankenhaus GmbH	1,956	1,965	—	—	1,965	28	1,993
Greenwell Brands GmbH	152	153	—	—	153	2	155
HighArchy Ventures Ltd.	9,995	9,995	—	—	9,995	(4,998)	4,997
Schroll Medical ApS	—	—	605	—	605	12	617

	16,993	23,119	605	—	23,724	(12,210)	11,514

	66,890	64,922	11,584	(18,582)	57,924	(30,908)	27,016